MidCap Stock Portfolio
Statement of Investments
March 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.3%
Automobiles & Components — 1.4%
Adient PLC (a)	24,581	316,112
Autoliv, Inc.	7,030	621,803
Fox Factory Holding Corp. (a)	955	22,290
Harley-Davidson, Inc.	14,250	359,813
Lear Corp.	5,272	465,096
Visteon Corp. (a)	3,370	261,579
		2,046,693
Banks — 6.4%
Bank OZK	20,842	905,585
Columbia Banking System, Inc.	32,492	810,351
Commerce Bancshares, Inc.	9,647	600,333
East West Bancorp, Inc.	6,913	620,511
First Financial Bankshares, Inc.	32,491	1,167,077
First Horizon Corp.	98,872	1,920,094
Hancock Whitney Corp.	10,825	567,771
International Bancshares Corp.	2,173	137,029
Synovus Financial Corp.	23,507	1,098,717
UMB Financial Corp.	4,716	476,788
Zions Bancorp NA	21,548	1,074,383
		9,378,639
Capital Goods — 15.5%
Acuity, Inc.	4,152	1,093,429
Allison Transmission Holdings, Inc.	2,327	222,624
Applied Industrial Technologies, Inc.	4,852	1,093,350
Armstrong World Industries, Inc.	9,242	1,302,013
Axon Enterprise, Inc. (a)	2,092	1,100,287
BWX Technologies, Inc.	5,144	507,456
Carlisle Cos., Inc.	3,347	1,139,653
Comfort Systems USA, Inc.	1,566	504,769
Core & Main, Inc., Cl. A (a)	6,867	331,745
Curtiss-Wright Corp.	1,700	539,359
EMCOR Group, Inc.	7,423	2,743,763
EnerSys	6,300	576,954
Flowserve Corp.	12,213	596,483
Fluor Corp. (a)	9,832	352,182
Fortune Brands Innovations, Inc.	8,221	500,494
Generac Holdings, Inc. (a)	1,034	130,956
Graco, Inc.	9,339	779,900
ITT, Inc.	12,502	1,614,758
Kennametal, Inc.	1,900	40,470
Lennox International, Inc.	446	250,130
Lincoln Electric Holdings, Inc.	7,006	1,325,255
MasTec, Inc. (a)	4,583	534,882
MSC Industrial Direct Co., Inc., Cl. A	7,265	564,273
NEXTracker, Inc., Cl. A (a)	10,613	447,232
Owens Corning	2,109	301,207
The Middleby Corp. (a)	5,200	790,296
The Toro Company	9,334	679,049

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Capital Goods — 15.5% (continued)
Valmont Industries, Inc.	1,745	497,971
Watts Water Technologies, Inc., Cl. A	6,819	1,390,530
WESCO International, Inc.	4,495	698,074
		22,649,544
Commercial & Professional Services — 2.1%
Booz Allen Hamilton Holding Corp.	1,841	192,532
CACI International, Inc., Cl. A (a)	2,883	1,057,830
ExlService Holdings, Inc. (a)	6,751	318,715
Exponent, Inc.	7,340	594,980
Genpact Ltd.	10,762	542,190
Paylocity Holding Corp. (a)	1,279	239,608
The Brink’s Company	2,133	183,779
		3,129,634
Consumer Discretionary Distribution & Retail — 3.3%
Abercrombie & Fitch Co., Cl. A (a)	4,741	362,070
AutoNation, Inc. (a)	316	51,167
Bath & Body Works, Inc.	2,854	86,533
Burlington Stores, Inc. (a)	1,501	357,733
Chewy, Inc., Cl. A (a)	14,034	456,245
Dick’s Sporting Goods, Inc.	1,959	394,856
Etsy, Inc. (a)	4,049	191,032
Murphy USA, Inc.	1,212	569,410
The Gap, Inc.	45,181	931,181
Williams-Sonoma, Inc.	9,421	1,489,460
		4,889,687
Consumer Durables & Apparel — 3.9%
Carter’s, Inc.	4,766	194,929
Columbia Sportswear Co. (b)	5,053	382,461
Crocs, Inc. (a)	6,319	671,078
Deckers Outdoor Corp. (a)	4,250	475,192
KB Home	3,505	203,711
Mattel, Inc. (a)	30,181	586,417
PVH Corp.	2,138	138,200
Ralph Lauren Corp.	893	197,121
Somnigroup International, Inc. (b)	13,586	813,530
Toll Brothers, Inc.	5,313	561,000
TopBuild Corp. (a)	3,664	1,117,337
YETI Holdings, Inc. (a)	9,814	324,843
		5,665,819
Consumer Services — 4.7%
ADT, Inc.	66,981	545,225
Aramark	2,738	94,516
Boyd Gaming Corp.	12,773	840,846
Duolingo, Inc. (a)	2,301	714,552
Expedia Group, Inc.	797	133,976
Graham Holdings Co., Cl. B	966	928,191
Grand Canyon Education, Inc. (a)	7,040	1,218,061
H&R Block, Inc.	10,624	583,364
Travel + Leisure Co.	18,417	852,523

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Consumer Services — 4.7% (continued)
Vail Resorts, Inc.	1,589	254,272
Wingstop, Inc.	2,946	664,559
		6,830,085
Consumer Staples Distribution & Retail — 3.2%
Casey’s General Stores, Inc. (b)	1,687	732,225
Maplebear, Inc. (a)	6,491	258,926
Sprouts Farmers Market, Inc. (a)	13,200	2,014,848
US Foods Holding Corp. (a)	26,543	1,737,505
		4,743,504
Energy — 4.9%
Antero Midstream Corp.	32,291	581,238
ChampionX Corp.	34,855	1,038,679
CNX Resources Corp. (a),(b)	35,721	1,124,497
Diamondback Energy, Inc.	3,480	556,382
Halliburton Co.	15,878	402,825
HF Sinclair Corp.	7,817	257,023
Matador Resources Co.	9,572	489,034
Murphy Oil Corp.	46,115	1,309,666
Ovintiv, Inc.	15,801	676,283
Range Resources Corp.	8,265	330,021
Vitesse Energy, Inc. (b)	1,585	38,975
Weatherford International PLC	5,529	296,078
		7,100,701
Equity Real Estate Investment Trusts — 8.6%
Brixmor Property Group, Inc. (c)	28,788	764,321
Camden Property Trust (c)	1,768	216,226
COPT Defense Properties (c)	36,589	997,782
Cousins Properties, Inc. (c)	38,874	1,146,783
CubeSmart (c)	26,581	1,135,275
EastGroup Properties, Inc. (c)	5,943	1,046,860
Equity LifeStyle Properties, Inc. (c)	7,492	499,716
First Industrial Realty Trust, Inc. (c)	18,077	975,435
Gaming & Leisure Properties, Inc. (c)	12,897	656,457
Highwoods Properties, Inc. (b),(c)	3,791	112,365
Lamar Advertising Co., Cl. A (c)	7,715	877,813
Millrose Properties, Inc. (a),(c)	656	17,391
National Storage Affiliates Trust (b),(c)	1,699	66,941
NNN REIT, Inc. (c)	33,291	1,419,861
Park Hotels & Resorts, Inc. (c)	10,703	114,308
Rayonier, Inc. (c)	4,280	119,326
STAG Industrial, Inc. (c)	20,534	741,688
Vornado Realty Trust (c)	15,199	562,211
WP Carey, Inc. (c)	16,682	1,052,801
		12,523,560
Financial Services — 5.5%
Ally Financial, Inc.	17,147	625,351
Essent Group Ltd.	10,515	606,926
Euronet Worldwide, Inc. (a)	10,217	1,091,686
Federated Hermes, Inc.	18,262	744,542
Janus Henderson Group PLC	15,190	549,119
MGIC Investment Corp.	46,315	1,147,686

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Financial Services — 5.5% (continued)
SEI Investments Co.	17,015	1,320,874
Shift4 Payments, Inc., Cl. A (a),(b)	4,300	351,353
SLM Corp.	7,887	231,641
Synchrony Financial	4,943	261,682
The Western Union Company	84,076	889,524
WEX, Inc. (a)	1,726	271,017
		8,091,401
Food, Beverage & Tobacco — 2.0%
Celsius Holdings, Inc. (a),(b)	5,154	183,585
Coca-Cola Consolidated, Inc.	537	724,950
Flowers Foods, Inc.	18,378	349,366
Ingredion, Inc.	6,390	863,992
Lancaster Colony Corp.	1,943	340,025
Post Holdings, Inc. (a)	261	30,370
The Boston Beer Company, Inc., Cl. A (a)	2,018	481,979
		2,974,267
Health Care Equipment & Services — 5.9%
Amedisys, Inc. (a)	1,667	154,414
Chemed Corp.	2,237	1,376,471
DENTSPLY SIRONA, Inc.	14,043	209,802
DexCom, Inc. (a)	8,309	567,422
Doximity, Inc., Cl. A (a)	14,613	847,992
Encompass Health Corp.	2,705	273,962
Envista Holdings Corp. (a),(b)	4,564	78,775
Globus Medical, Inc., Cl. A (a)	2,500	183,000
Haemonetics Corp. (a)	1,524	96,850
HealthEquity, Inc. (a)	5,639	498,318
IDEXX Laboratories, Inc. (a)	151	63,413
Lantheus Holdings, Inc. (a),(b)	5,187	506,251
LivaNova PLC (a)	5,853	229,906
Masimo Corp. (a)	1,504	250,566
Omnicell, Inc. (a)	2,592	90,616
Option Care Health, Inc. (a)	21,826	762,819
Penumbra, Inc. (a)	4,048	1,082,476
ResMed, Inc.	622	139,235
Teladoc Health, Inc. (a)	18,172	144,649
Tenet Healthcare Corp. (a)	7,843	1,054,884
		8,611,821
Household & Personal Products — .6%
BellRing Brands, Inc. (a)	11,832	881,011
Energizer Holdings, Inc.	1,845	55,202
		936,213
Insurance — 4.3%
CNO Financial Group, Inc.	22,309	929,170
Kinsale Capital Group, Inc. (b)	836	406,890
Loews Corp.	4,894	449,807
Old Republic International Corp.	12,214	479,033
Primerica, Inc.	4,632	1,317,943
Reinsurance Group of America, Inc.	2,136	420,578
RenaissanceRe Holdings Ltd.	1,839	441,360

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Insurance — 4.3% (continued)
The Hanover Insurance Group, Inc.	2,493	433,657
Unum Group	17,758	1,446,567
		6,325,005
Materials — 7.3%
Ashland, Inc.	7,189	426,236
Avient Corp.	1,906	70,827
Axalta Coating Systems Ltd. (a)	16,792	556,991
Berry Global Group, Inc.	5,312	370,831
Cabot Corp.	10,450	868,813
Carpenter Technology Corp.	2,300	416,714
Cleveland-Cliffs, Inc. (a),(b)	65,353	537,202
Commercial Metals Co.	19,578	900,784
Crown Holdings, Inc.	12,347	1,102,093
Eagle Materials, Inc.	7,801	1,731,276
Knife River Corp. (a)	2,045	184,479
Louisiana-Pacific Corp.	4,118	378,774
NewMarket Corp.	1,201	680,306
Olin Corp.	4,909	118,994
Reliance, Inc.	2,622	757,102
RPM International, Inc.	8,921	1,031,981
Silgan Holdings, Inc.	4,721	241,338
Sonoco Products Co.	2,947	139,216
The Scotts Miracle-Gro Company	3,227	177,130
		10,691,087
Media & Entertainment — 1.9%
Match Group, Inc.	7,670	239,304
Nexstar Media Group, Inc.	3,264	584,974
Pinterest, Inc., Cl. A (a)	27,916	865,396
Roku, Inc. (a)	458	32,261
TEGNA, Inc.	10,398	189,452
The New York Times Company, Cl. A	14,178	703,229
ZoomInfo Technologies, Inc. (a)	15,200	152,000
		2,766,616
Pharmaceuticals, Biotechnology & Life Sciences — 4.4%
Agilent Technologies, Inc.	2,875	336,318
Avantor, Inc. (a)	16,373	265,406
Azenta, Inc. (a)	6,935	240,228
BioMarin Pharmaceutical, Inc. (a)	5,457	385,755
Bio-Rad Laboratories, Inc., Cl. A (a)	688	167,569
Exelixis, Inc. (a)	30,732	1,134,626
Halozyme Therapeutics, Inc. (a),(b)	9,071	578,821
Illumina, Inc. (a)	9,864	782,610
Jazz Pharmaceuticals PLC (a)	4,333	537,942
Medpace Holdings, Inc. (a)	3,476	1,059,102
Neurocrine Biosciences, Inc. (a)	4,097	453,128
United Therapeutics Corp. (a)	1,471	453,465
		6,394,970
Real Estate Management & Development — .4%
Jones Lang LaSalle, Inc. (a)	2,273	563,500
Semiconductors & Semiconductor Equipment — 1.6%
Amkor Technology, Inc.	8,300	149,898

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Semiconductors & Semiconductor Equipment — 1.6% (continued)
Cirrus Logic, Inc. (a)	8,013	798,536
Monolithic Power Systems, Inc.	188	109,036
Power Integrations, Inc.	6,814	344,107
Rambus, Inc. (a)	18,684	967,364
Wolfspeed, Inc. (a),(b)	486	1,487
		2,370,428
Software & Services — 3.8%
ANSYS, Inc. (a)	355	112,379
Appfolio, Inc., Cl. A (a)	2,576	566,462
ASGN, Inc. (a)	7,400	466,348
BILL Holdings, Inc. (a)	5,901	270,797
Blackbaud, Inc. (a)	1,035	64,222
Commvault Systems, Inc. (a)	5,467	862,474
Docusign, Inc. (a)	5,838	475,213
Dolby Laboratories, Inc., Cl. A	1,573	126,328
Dropbox, Inc., Cl. A (a)	14,019	374,447
Guidewire Software, Inc. (a)	2,692	504,373
HubSpot, Inc. (a)	466	266,221
Manhattan Associates, Inc. (a)	2,139	370,133
Pegasystems, Inc.	2,884	200,496
Qualys, Inc. (a)	4,765	600,056
Teradata Corp. (a)	11,539	259,397
		5,519,346
Technology Hardware & Equipment — 3.9%
Arrow Electronics, Inc. (a)	4,820	500,461
Avnet, Inc.	28,231	1,357,629
Belden, Inc.	2,624	263,056
Ciena Corp. (a)	12,632	763,352
Coherent Corp. (a)	5,759	373,989
Fabrinet (a)	2,327	459,606
Flex Ltd. (a)	28,207	933,087
IPG Photonics Corp. (a)	1,506	95,089
Novanta, Inc. (a)	556	71,096
Pure Storage, Inc., Cl. A (a)	16,161	715,447
Vontier Corp.	3,495	114,811
Xerox Holdings Corp. (b)	3,080	14,876
		5,662,499
Telecommunication Services — .5%
Iridium Communications, Inc.	24,498	669,285
Lumen Technologies, Inc. (a)	21,695	85,045
		754,330
Transportation — .7%
Avis Budget Group, Inc. (a),(b)	695	52,751
Kirby Corp. (a)	5,525	558,080
Ryder System, Inc.	2,516	361,826
		972,657
Utilities — 2.5%
National Fuel Gas Co.	10,359	820,329
New Jersey Resources Corp.	5,074	248,931
Northwestern Energy Group, Inc.	14,828	858,096

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Utilities — 2.5% (continued)
ONE Gas, Inc.	12,299	929,681
UGI Corp. (b)	22,050	729,194
		3,586,231
Total Common Stocks (cost $128,590,173)		145,178,237

	1-Day Yield (%)
Investment Companies — .7%
Registered Investment Companies — .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $1,023,303)	4.44	1,023,303	1,023,303
Investment of Cash Collateral for Securities Loaned — .4%
Registered Investment Companies — .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $539,158)	4.44	539,158	539,158
Total Investments (cost $130,152,634)		100.4%	146,740,698
Liabilities, Less Cash and Receivables		(.4%)	(626,126)
Net Assets		100.0%	146,114,572

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At March 31, 2025, the value of the fund’s securities on loan was $6,277,934 and the value of the collateral was
$6,419,163, consisting of cash collateral of $539,158 and U.S. Government & Agency securities valued at $5,880,005.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
MidCap Stock Portfolio

March 31, 2025 (Unaudited)
The following is a summary of the inputs used as of March 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	145,178,237	—	—	145,178,237
Investment Companies	1,562,461	—	—	1,562,461
	146,740,698	—	—	146,740,698

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At March 31, 2025, accumulated net unrealized appreciation on investments was $16,588,064, consisting of $27,167,091 gross unrealized appreciation and $10,579,027 gross unrealized depreciation.
At March 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.